Note 37 - Group Entities - Subsidiaries of the Company (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 20, 2020	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Percentage of ownership		64.00%
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ (6,179)	$ (6,683)
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ 10,559
Fintona Investments Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ 14,860	$ 14,859
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ (8,700)	$ (5,329)
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ (48,149)	$ (36,597)
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]		64.00%	64.00%
Net assets of Blanket Mine (100%)	[1]		$ (217)	$ 561
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Percentage of ownership	[2]
Net assets of Blanket Mine (100%)	[2]
Motapa Mining Company UK Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)
Arraskar Investments (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)
Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%
Net assets of Blanket Mine (100%)
Bilboes Holdings (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%
Net assets of Blanket Mine (100%)			$ 805
Caledonia Mining FZCO [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%
Net assets of Blanket Mine (100%)			$ 61
Caledonia Connemara Private Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)
Caledonia Maligreen Private Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)
Caledonia Bilboes and Motapa Private [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%
Net assets of Blanket Mine (100%)

[1]	Refer to note 6 for the effective shareholding. NCI has a 13.2% (2022: 13.2%, 2021: 13.2%) interest in cash flows of Blanket only.
[2]	BETS and the Community Trust are consolidated as structured entities.